Portfolio of investments—April 30, 2025 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.45%
Communication services: 17.08%
Entertainment: 10.21%
Live Nation Entertainment, Inc.†	100,380	$13,295,331
Netflix, Inc.†	22,139	25,055,149
Roblox Corp. Class A†	257,975	17,297,224
Roku, Inc.†	147,620	10,064,732
Spotify Technology SA†	31,049	19,063,465
Take-Two Interactive Software, Inc.†	97,528	22,755,233
TKO Group Holdings, Inc. Class A	111,316	18,134,489
		125,665,623
Interactive media & services: 6.87%
Alphabet, Inc. Class A	106,157	16,857,732
Meta Platforms, Inc. Class A	123,371	67,730,679
		84,588,411
Consumer discretionary: 18.00%
Broadline retail: 6.50%
Amazon.com, Inc.†	321,530	59,296,562
MercadoLibre, Inc.†	8,855	20,639,677
		79,936,239
Hotels, restaurants & leisure: 7.72%
Booking Holdings, Inc.	4,850	24,731,508
DoorDash, Inc. Class A†	135,122	26,063,683
DraftKings, Inc. Class A†	260,411	8,669,082
Hilton Worldwide Holdings, Inc.	69,900	15,761,052
Starbucks Corp.	133,811	10,711,570
Viking Holdings Ltd.†	222,091	9,112,394
		95,049,289
Specialty retail: 2.93%
AutoZone, Inc.†	5,821	21,902,094
Carvana Co. Class A†	57,902	14,148,354
		36,050,448
Textiles, apparel & luxury goods: 0.85%
Deckers Outdoor Corp.†	50,105	5,553,137
On Holding AG Class A†	102,186	4,916,169
		10,469,306
Consumer staples: 0.71%
Personal care products: 0.71%
BellRing Brands, Inc.†	113,826	8,780,538
Financials: 10.51%
Capital markets: 6.13%
KKR & Co., Inc.	148,872	17,011,603
LPL Financial Holdings, Inc.	48,652	15,558,423
See accompanying notes to portfolio of investments
Allspring Premier Large Company Growth Fund | 1

Portfolio of investments—April 30, 2025 (unaudited)

	Shares	Value
Capital markets(continued)
Robinhood Markets, Inc. Class A†	387,954	$19,052,421
Tradeweb Markets, Inc. Class A	171,779	23,757,036
		75,379,483
Financial services: 2.35%
Mastercard, Inc. Class A	52,871	28,976,480
Insurance: 2.03%
Progressive Corp.	88,619	24,967,517
Health care: 7.30%
Biotechnology: 2.90%
Alnylam Pharmaceuticals, Inc.†	39,046	10,278,469
Argenx SE ADR†	22,975	14,822,091
Natera, Inc.†	70,358	10,619,133
		35,719,693
Health care equipment & supplies: 3.13%
Boston Scientific Corp.†	208,407	21,438,828
Intuitive Surgical, Inc.†	33,104	17,075,043
		38,513,871
Pharmaceuticals: 1.27%
Teva Pharmaceutical Industries Ltd. ADR†	1,003,607	15,565,945
Industrials: 11.60%
Aerospace & defense: 4.32%
Axon Enterprise, Inc.†	28,979	17,772,821
General Electric Co.	96,458	19,440,145
Howmet Aerospace, Inc.	114,877	15,919,655
		53,132,621
Building products: 1.06%
Johnson Controls International PLC	155,967	13,085,631
Commercial services & supplies: 3.42%
Rollins, Inc.	387,123	22,116,337
Waste Connections, Inc.	101,270	20,013,990
		42,130,327
Construction & engineering: 1.91%
EMCOR Group, Inc.	30,751	12,321,926
Quanta Services, Inc.	38,066	11,141,537
		23,463,463
Ground transportation: 0.89%
Old Dominion Freight Line, Inc.	71,738	10,996,001
See accompanying notes to portfolio of investments
2 | Allspring Premier Large Company Growth Fund

Portfolio of investments—April 30, 2025 (unaudited)

	Shares	Value
Information technology: 32.60%
Communications equipment: 1.03%
Arista Networks, Inc.†	153,483	$12,627,046
IT services: 1.42%
Cloudflare, Inc. Class A†	75,463	9,114,421
Shopify, Inc. Class A†	88,547	8,411,965
		17,526,386
Semiconductors & semiconductor equipment: 11.68%
Broadcom, Inc.	225,414	43,385,433
Monolithic Power Systems, Inc.	21,201	12,574,313
NVIDIA Corp.	693,226	75,506,176
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	73,651	12,276,885
		143,742,807
Software: 16.00%
AppLovin Corp. Class A†	32,850	8,846,833
Cadence Design Systems, Inc.†	38,939	11,593,698
CyberArk Software Ltd.†	50,411	17,752,738
Fair Isaac Corp.†	6,601	13,133,878
Microsoft Corp.	200,524	79,259,116
Monday.com Ltd.†	37,170	10,444,398
Oracle Corp.	152,473	21,456,001
Samsara, Inc. Class A†	236,008	9,360,077
ServiceNow, Inc.†	26,281	25,098,618
		196,945,357
Technology hardware, storage & peripherals: 2.47%
Apple, Inc.	142,801	30,345,213
Real estate: 0.65%
Real estate management & development: 0.65%
CoStar Group, Inc.†	108,223	8,026,900
Total common stocks (Cost $743,366,147)		1,211,684,595

		Yield
Short-term investments: 1.65%
Investment companies: 1.65%
Allspring Government Money Market Fund Select Class♠∞		4.26%	20,227,503	20,227,503
Total short-term investments (Cost $20,227,503)				20,227,503
Total investments in securities (Cost $763,593,650)	100.10%			1,231,912,098
Other assets and liabilities, net	(0.10)			(1,182,682)
Total net assets	100.00%			$1,230,729,416

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

See accompanying notes to portfolio of investments
Allspring Premier Large Company Growth Fund | 3

Portfolio of investments—April 30, 2025 (unaudited)

Abbreviations:
ADR	American depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$1,141,038	$436,013,325	$(416,926,860)	$0	$0	$20,227,503	20,227,503	$540,477
See accompanying notes to portfolio of investments
4 | Allspring Premier Large Company Growth Fund

Notes to portfolio of investments—April 30, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Premier Large Company Growth Fund | 5

Notes to portfolio of investments—April 30, 2025 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$210,254,034	$0	$0	$210,254,034
Consumer discretionary	221,505,282	0	0	221,505,282
Consumer staples	8,780,538	0	0	8,780,538
Financials	129,323,480	0	0	129,323,480
Health care	89,799,509	0	0	89,799,509
Industrials	142,808,043	0	0	142,808,043
Information technology	401,186,809	0	0	401,186,809
Real estate	8,026,900	0	0	8,026,900
Short-term investments
Investment companies	20,227,503	0	0	20,227,503
Total assets	$1,231,912,098	$0	$0	$1,231,912,098
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At April 30, 2025, the Fund did not have any transfers into/out of Level 3.
6 | Allspring Premier Large Company Growth Fund